Fair value of financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [Abstract]
Fair value of financial instruments [Text Block]

24. Fair value of financial instruments

The following table provides information about financial assets and liabilities measured at fair value in the consolidated balance sheets and categorized by level according to the significance of the inputs used in making the measurements.

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2- Inputs other than quoted prices included in Level 1 that are observable for the asset or  liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3- Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

			December 31, 2025
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible notes
Publicly traded mining companies
Precious metals	-	-	12,275	12,275
Financial assets at fair value through other comprehensive income (i)
Equity securities
Publicly traded royalty and streaming companies	22,145	-	-	22,145
Publicly traded mining companies
Precious metals	118,354	-	-	118,354
Other minerals (ii)	21,753	-	-	21,753
Private mining companies	-	-	591	591
	162,252	-	12,866	175,118

			December 31, 2024
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	6,534	6,534
Other minerals	11	-	3	14
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	1,822	-	-	1,822
Other minerals (ii)	53,353	-	-	53,353
Private mining companies	-	-	138	138
	55,186	-	6,675	61,861

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

(ii) Equity securities classified under other minerals are mostly related to copper.

During the year ended December 31, 2025 and 2024, there were no transfers among Level 1, Level 2 and Level 3.

Financial instruments in Level 1

The fair value of financial instruments traded in active markets is based on quoted market prices on a recognized securities exchange at the balance sheet dates. The quoted market price used for financial assets held by the Company is the last transaction price. Instruments included in Level 1 consist primarily of common shares and warrants trading on recognized securities exchanges, such as the TSX or TSX Venture.

Financial instruments in Level 2

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on the Company's specific estimates. If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in Level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Financial instruments in Level 3

Financial instruments classified in Level 3 include convertible instruments, warrants and investments in private companies held by the Company that are not traded on a recognized securities exchange. At each balance sheet date, the fair value of the significant investments held in private companies is evaluated using a discounted cash-flows approach. The main valuation inputs used in the cash-flows models being significant unobservable inputs, these investments are classified in Level 3. The fair value of the investments in convertible instruments and warrants is determined directly or indirectly using the Black-Scholes option pricing model which includes significant inputs not based on observable market data.

The following table presents the changes in the Level 3 investments (comprised of warrants and convertible instruments) for the years ended December 31, 2025 and 2024:

	2025	2024
	$	$

Balance - January 1	6,675	6,883
Acquisitions	440	-
Change in fair value - warrants expired (i)	(393)	4
Change in fair value - investments held at the end of the period (i)	5,805	339
Foreign exchange revaluation impact	339	(551)
Balance - December 31	12,866	6,675

(i) Recognized in the consolidated statements of income under other gains (losses), net.

The fair value of the financial instruments classified as Level 3 depends on the nature of the financial instruments.

The fair value of the warrants on equity securities and the convertible instruments of publicly traded mining exploration and development companies, classified as Level 3, is determined using directly or indirectly the Black-Scholes option pricing model. The main non-observable input used in the model is the expected volatility. An increase/decrease in the expected volatility used in the models of 10% would have resulted in an insignificant variation of the fair value of the warrants and convertible instruments as at December 31, 2025 and 2024. As at December 31, 2025 and 2024, the fair value of the equity securities of private mining companies was immaterial.

Financial instruments not measured at fair value on the consolidated balance sheets

Financial instruments that are not measured at fair value on the consolidated balance sheets are represented by cash, revenues receivable from royalty, stream and other interests, other receivables, notes receivable, accounts payable and accrued liabilities, and long-term debt. The fair values of cash, revenues receivable from royalty, stream and other interests, other receivables and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. As of December 31, 2024, the carrying value of the liability under the revolving credit facility approximates its fair value given that the credit spread is similar to the credit spread the Company would obtain under similar conditions at the reporting date. The fair value of the notes receivable approximates their carrying value as there were no significant negative changes in economic and risk parameters or assumptions related directly to the instruments since the issuance, acquisition, renewal or revaluation of those financial instruments.